UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21936

SPECIAL VALUE CONTINUATION FUND, LLC
 (Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE CONTINUATION FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2011

Date of reporting period JUNE 30, 2011

ITEM 1.               reports to stockholders.

Semi-Annual Shareholder Report

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)
June 30, 2011

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

 Semi-Annual Shareholder Report

June 30, 2011

Contents

Consolidated Portfolio Asset Allocation	2

Unaudited Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities	3
Consolidated Statement of Investments	4
Consolidated Statement of Operations	10
Consolidated Statements of Changes in Net Assets	11
Consolidated Statement of Cash Flows	12
Notes to Consolidated Financial Statements	13
Consolidated Schedule of Changes in Investments in Affiliates	27
Consolidated Schedule of Restricted Securities of Unaffiliated Issuers	28

Supplemental Information

Consolidating Statement of Assets and Liabilities	29
Consolidating Statement of Operations	30
Approval of Investment Management Agreements	31

Special Value Continuation Fund, LLC (the “Company”) files a schedule of its investment in Special Value Continuation Partners, LP (the “Partnership”) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q.  Investments listed in the Consolidated Statement of Investments are held by the Partnership, which also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q of the Company and the Partnership are available on the SEC’s website at http://www.sec.gov.  The Forms N-Q of the Company and the Partnership may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the proxy voting guidelines of the Company and the Partnership and information regarding how the Company and the Partnership voted proxies relating to portfolio investments during the most recent twelve-month period may be obtained without charge on the SEC’s website at http://www.sec.gov or by calling the advisor of the Company and the Partnership, Tennenbaum Capital Partners, LLC, at (310) 566-1000.  Collect calls for this purpose are accepted.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Portfolio Asset Allocation (Unaudited)

June 30, 2011

Percent of Cash
Industry	and Investments

Nonferrous Metal (except Aluminum) Production and Processing	10.5%
Wired Telecommunications Carriers	8.3%
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	7.1%
Business Support Services	5.8%
Scheduled Air Transportation	5.8%
Metal and Mineral (except Petroleum) Merchant Wholesalers	5.7%
Other Electrical Equipment and Component Manufacturing	4.7%
Radio and Television Broadcasting	4.4%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services	4.2%
Architectural, Engineering, and Related Services	4.0%
Motion Picture and Video Industries	3.7%
Other Financial Investment Activities	3.3%
Electronic Shopping and Mail-Order Houses	3.2%
Full-Service Restaurants	2.8%
Other General Merchandise Stores	2.5%
Electric Power Generation, Transmission and Distribution	2.4%
Commercial and Industrial Machinery and Equipment Rental and Leasing	2.3%
Industrial Machinery Manufacturing	2.1%
Software Publishers	1.9%
Gambling Industries	1.5%
Aerospace Product and Parts Manufacturing	1.4%
Other Professional, Scientific, and Technical Services	1.4%
Sporting Goods, Hobby, Book, and Music Stores	1.2%
Semiconductor and Other Electronic Component Manufacturing	0.8%
Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing	0.8%
Offices of Real Estate Agents and Brokers	0.8%
Support Activities for Mining	0.7%
Data Processing, Hosting, and Related Services	0.5%
Depository Credit Intermediation	0.5%
Communications Equipment Manufacturing	0.4%
Oil and Gas Extraction	0.3%
Other Amusement and Recreation Industries	0.0%
Support Activities for Air Transportation	0.0%
Cash and Cash Equivalents	5.0%
Total	100.0%

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities (Unaudited)

June 30, 2011

Assets
Investments, at fair value:
Unaffiliated issuers (cost $393,828,289)	$330,701,718
Controlled companies (cost $26,711,048)	401,769
Other affiliates (cost $86,500,042)	105,313,446
Total investments (cost $507,039,379)	436,416,933

Cash and cash equivalents	22,918,600
Accrued interest income:
Unaffiliated issuers	5,186,809
Affiliates	477,599
Deferred debt issuance costs	1,359,467
Receivable for investments sold	53,772
Prepaid expenses and other assets	1,248,723
Total assets	467,661,903

Liabilities
Credit facility payable	68,000,000
Payable for investments purchased	569,103
Management and advisory fees payable	565,599
Unrealized depreciation on swaps	414,870
Unrealized depreciation on foreign currency forward contract	217,206
Interest payable	97,187
Payable to the Investment Manager	75,520
Accrued expenses and other liabilities	299,714
Total liabilities	70,239,199

Preferred equity facility
Series A preferred limited partner interests in Special Value Continuation Partners, LP; $20,000/interest liquidation preference; 6,700 interests authorized, issued and outstanding	134,000,000
Accumulated dividends on Series A preferred equity facility	392,078
Total preferred limited partner interests	134,392,078

Net assets applicable to common shareholders	$263,030,626

Composition of net assets applicable to common shareholders
Common stock, $0.001 par value; unlimited shares authorized, 418,955.777 shares issued and outstanding	$419
Paid-in capital in excess of par, net of contributed unrealized gains	364,742,957
Accumulated net investment income	15,034,577
Accumulated net realized losses	(45,655,679)
Accumulated net unrealized depreciation	(71,091,648)
Net assets applicable to common shareholders	$263,030,626

Common stock, NAV per share	$627.82

See accompanying notes.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited)

June 30, 2011

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (76.31%)
Bank Debt (43.30%) (1)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (0.28%)
NCO Group, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 5.5%, 2.5% LIBOR Floor, due 11/15/13	$1,285,981	$1,271,506	0.28%

Business Support Services (5.52%)
STG-Fairway Acquisitions, Inc., Senior Secured 1st Lien Term Loan, 13.5%, due 12/29/15	$24,876,473	25,374,003	5.52%

Commercial and Industrial Machinery and Equipment Rental and Leasing (2.27%)
AerCap Holdings N.V., Secured 1st Lien Term Loan, 10.25%, due 12/3/15 - (Netherlands)	$10,411,593	10,411,593	2.27%

Communications Equipment Manufacturing (0.42%)
Mitel US Holdings, Inc., 1st Lien Term Loan, LIBOR + 3.25%, due 8/16/14	$2,000,000	1,911,250	0.42%

Electric Power Generation, Transmission and Distribution (2.37%)
La Paloma Generating Company, Residual Bank Debt Claim (3) Texas Competitive Electric Holdings Company, LLC, Extended Term Loan,	$1,830,453	63,163	0.01%
LIBOR + 4.5%, due 10/10/17	$13,847,866	10,828,533	2.36%
Total Electric Power Generation, Transmission and Distribution		10,891,696

Electronic Shopping and Mail-Order Houses (3.15%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, 13%, due 6/1/14	$14,944,447	14,488,641	3.15%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.77%)
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, Prime + 6.5%, 4.5% Prime Floor, due 10/1/13	$262,578	233,694	0.05%
Precision Partners Holdings, 1st Lien Term Loan, Prime + 6.5%, 4.5% Prime Floor, due 10/1/13	$3,694,807	3,288,379	0.72%
Total Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing		3,522,073

Motion Picture and Video Industries (3.70%)
CKX Entertainment Inc., Senior Secured Bridge Term Loan, LIBOR + 7%, 1.5% LIBOR Floor, due 6/21/12	$17,032,016	16,972,404	3.70%

Offices of Real Estate Agents and Brokers (0.75%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$3,261,809	3,462,955	0.75%

Other Financial Investment Activities (3.27%)
American Capital, Ltd., Senior Secured 1st Lien Term Loan, LIBOR + 5.5%, 2% LIBOR Floor, due 12/31/13	$2,982,555	2,996,537	0.65%
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/14/14	$16,696,931	12,049,624	2.62%
Total Other Financial Investment Activities		15,046,161

Other General Merchandise Stores (2.53%)
Conn Appliances, Inc., Term Loan, LIBOR + 11.5%, 3% LIBOR Floor, due 11/30/14	$11,340,270	11,623,777	2.53%

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Continued) (Unaudited)

June 30, 2011

Showing Percentage of Total Cash and Investments of the Company

				Percent of
	Principal		Fair	Cash and
Investment	Amount		Value	Investments

Debt Investments (continued)
Radio and Television Broadcasting (4.22%)
Encompass Digital Media, Inc., 1st Lien Term Loan, LIBOR + 6%, 1.75% LIBOR Floor, due 2/28/16		$2,727,539	$2,809,365	0.61%
Encompass Digital Media, Inc., 2nd Lien Term Loan, 16.5%, due 8/28/16		$15,468,845	16,087,599	3.50%
Hubbard Radio, LLC, Senior Secured 2nd Lien Term Loan, LIBOR + 7.25%, 1.5% LIBOR Floor, due 4/11/18		$500,000	509,375	0.11%
Total Radio and Television Broadcasting			19,406,339

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments
Manufacturing (3.22%)
Gundle/SLT Environmental, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.5% Cash + 2% PIK, 1.5% LIBOR Floor, due 11/27/16		$15,000,000	14,812,500	3.22%

Scheduled Air Transportation (4.58%)
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16		$3,184,129	3,375,177	0.74%
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16 (2)		$506,082	696,116	0.15%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16 (2)		$507,959	701,746	0.15%
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13		$2,761,927	2,761,927	0.60%
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14 (2)		$428,141	504,351	0.11%
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15 (2)		$535,819	652,360	0.14%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16 (2)		$596,420	823,954	0.18%
United Air Lines, Inc., Aircraft Secured Mortgage (N659UA), 12%, due 3/28/16 (2)		$4,999,483	5,686,912	1.24%
United Air Lines, Inc., Aircraft Secured Mortgage (N661UA), 12%, due 5/4/16 (2)		$5,102,312	5,852,352	1.27%
Total Scheduled Air Transportation			21,054,895

Software Publishers (1.87%)
EAM Software Finance Pty, Ltd., Senior Secured 1st Lien Tranche A Term Loan, BBSY + 2.25% Cash + 1.5% PIK, due 5/10/13 - (Australia) (4)	AUD	3,062,730	3,277,291	0.71%
EAM Software Finance Pty, Ltd., Senior Secured 1st Lien Tranche B Term Loan, BBSY + 2.25% Cash + 1.5% PIK, due 11/10/13 - (Australia) (4)	AUD	4,985,422	5,334,679	1.16%
Total Software Publishers			8,611,970

Sporting Goods, Hobby, Book, and Music Stores (1.20%)
Borders Group, Inc., Senior Secured Super Priority DIP Term Loan, LIBOR + 12.5%, 1% LIBOR Floor, due 2/16/12		$5,517,550	5,517,550	1.20%

Support Activities for Mining (0.09%)
Trico Shipping AS, 1st Lien Term Loan A, LIBOR + 8.5%, 1.5% LIBOR Floor, due 5/13/14 - (Norway)		$402,845	402,845	0.09%
Trico Shipping AS, 1st Lien Term Loan B, LIBOR + 8.5%, 1.5% LIBOR Floor, due 5/13/14 - (Norway)		$402,714	-	-
Total Support Activities for Mining			402,845

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Continued) (Unaudited)

June 30, 2011

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Wired Telecommunications Carriers (3.09%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan, EURIBOR + 2.75%, due 8/9/15 - (Bulgaria) (4)	€2,084,507	$2,456,148	0.53%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15	$1,970,449	1,980,302	0.43%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan, EURIBOR + 3.5%, due 8/9/16 - (Netherlands) (4)	€4,927,730	5,306,049	1.16%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (3), (4)	€4,736,002	4,467,732	0.97%
Total Wired Telecommunications Carriers		14,210,231

Total Bank Debt (Cost $188,142,570)		198,992,389

Other Corporate Debt Securities (33.01%)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (3.85%)
NCO Group, Inc., Senior Subordinated Notes, 11.875%, due 11/15/14	$9,655,000	8,259,949	1.80%
NCO Group, Inc., Senior Unsecured Floating Rate Notes, LIBOR + 4.875%, due 11/15/13	$10,446,000	9,397,013	2.05%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		17,656,962

Aerospace Product and Parts Manufacturing (1.37%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15	$6,256,000	4,942,240	1.08%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15	$1,668,000	1,316,286	0.29%
Total Aerospace Product and Parts Manufacturing		6,258,526

Architectural, Engineering, and Related Services (1.97%)
Alion Science & Technology Corporation, Senior Secured Notes, 10% Cash + 2% PIK, due 11/1/14	$3,232,459	3,336,965	0.73%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15 (2), (5)	$5,688,820	5,688,820	1.24%
Total Architectural, Engineering, and Related Services		9,025,785

Data Processing, Hosting, and Related Services (0.46%)
GXS Worldwide, Inc., Fixed Notes, 9.75%, due 6/15/15	$2,066,000	2,103,890	0.46%

Full-Service Restaurants (2.79%)
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13	$13,161,000	12,821,315	2.79%

Gambling Industries (1.52%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$7,695,000	6,992,831	1.52%

Industrial Machinery Manufacturing (1.52%)
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14 (5)	$6,980,907	6,980,907	1.52%

Metal and Mineral (except Petroleum) Merchant Wholesalers (5.74%)
Constellation Enterprises, LLC, Senior Secured 1st Lien Notes, 10.625%, due 2/1/16 (5)	$12,500,000	12,980,250	2.83%
Edgen Murray Corporation, Senior Secured Notes, 12.25%, due 1/15/15	$13,076,000	13,386,555	2.91%
Total Metal and Mineral (except Petroleum) Merchant Wholesalers		26,366,805

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Continued) (Unaudited)

June 30, 2011

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Debt Investments (continued)
Nonferrous Metal (except Aluminum) Production and Processing (4.40%)
International Wire Group Holdings, Inc., Senior Notes, 11.5% Cash or 12.25% PIK, due 4/15/15 (2), (5)	$20,000,000	$20,200,000	4.40%

Oil and Gas Extraction (0.28%)
Geokinetics Holdings, Inc., Senior Secured Notes, 9.75%, due 12/15/14	$1,342,000	1,295,030	0.28%

Other Professional, Scientific, and Technical Services (1.36%)
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12 - (UK/France/Germany) (5)	$7,386,000	6,243,090	1.36%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments
Manufacturing (3.91%)
AGY Holding Corporation, Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$18,536,000	17,973,432	3.91%

Wired Telecommunications Carriers (3.84%)
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16 (5)	$9,830,000	10,321,500	2.25%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17 - (Netherlands) (3), (4), (5)	€20,523,306	2,976,290	0.65%
Zayo Group, LLC, Senior Secured 1st Lien Notes, 10.25%, due 3/15/17	$3,933,000	4,338,296	0.94%
Total Wired Telecommunications Carriers		17,636,086

Total Other Corporate Debt Securities (Cost $163,701,870)		151,554,659

Total Debt Investments (Cost $351,844,440)		350,547,048

Equity Securities (18.71%)
Architectural, Engineering, and Related Services (2.05%)
Alion Science & Technology Corporation, Warrants (3)	2,620	138,205	0.03%
ESP Holdings, Inc., 15% PIK, Preferred Stock (2), (5), (6)	20,297	3,209,725	0.70%
ESP Holdings, Inc., Common Stock (2), (3), (5), (6)	88,670	6,052,996	1.32%
Total Architectural, Engineering, and Related Services		9,400,926

Business Support Services (0.30%)
STG-Fairway Holdings, LLC, Class A Units (3), (5)	80,396	1,389,931	0.30%

Data Processing, Hosting, and Related Services (0.09%)
Anacomp, Inc., Class A Common Stock (2), (3), (5), (7)	1,255,527	401,769	0.09%

Depository Credit Intermediation (0.46%)
Doral Financial Corporation, Common Stock (3)	1,077,795	2,112,478	0.46%

Electronic Shopping and Mail-Order Houses (0.09%)
Shop Holding, LLC, Class A Units (3), (5)	490,037	394,533	0.09%
Shop Holding, LLC, Warrants to Purchase Class A Units (3), (5)	326,691	-	-
Total Electronic Shopping and Mail-Order Houses		394,533

Industrial Machinery Manufacturing (0.62%)
GSI Group, Inc., Common Stock (3), (5)	234,515	2,825,906	0.62%

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Continued) (Unaudited)

June 30, 2011

Showing Percentage of Total Cash and Investments of the Company

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (3), (5)	30	$5,824	-

Nonferrous Metal (except Aluminum) Production and Processing (6.09%)
International Wire Group Holdings, Inc., Common Stock (2), (5), (6)	1,979,441	27,969,501	6.09%

Other Amusement and Recreation Industries (0.04%)
Bally Total Fitness Holding Corporation, Common Stock (3), (5)	6,058	126,612	0.03%
Bally Total Fitness Holding Corporation, Warrants (3), (5)	10,924	52,435	0.01%
Total Other Amusement and Recreation Industries		179,047

Other Electrical Equipment and Component Manufacturing (4.73%)
EPMC HoldCo, LLC, Membership Units (2), (5), (6)	1,312,720	21,732,080	4.73%

Radio and Television Broadcasting (0.18%)
Encompass Digital Media Group, Inc., Common Stock (3), (5)	183,824	842,971	0.18%

Scheduled Air Transportation (1.22%)
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA) (2), (5), (6)	31	398,102	0.09%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA) (2), (5), (6)	31	392,129	0.09%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA) (2), (5), (6)	39	530,359	0.12%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA) (2), (5), (6)	35	491,066	0.11%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA) (2), (5), (6)	31	428,625	0.09%
United N659UA-767, LLC (N659UA) (2), (5), (6)	183	1,669,361	0.36%
United N661UA-767, LLC (N661UA) (2), (5), (6)	178	1,632,891	0.36%
Total Scheduled Air Transportation		5,542,533

Semiconductor and Other Electronic Component Manufacturing (0.83%)
AIP/IS Holdings, LLC, Membership Units (3), (5)	352	3,813,498	0.83%

Support Activities for Air Transportation (0.00%)
Alabama Aircraft Industries, Inc., Common Stock (3), (5)	164,636	16,464	-

Support Activities for Mining (0.65%)
DeepOcean Group Holding AS, Common Stock (3)	145,824	2,990,009	0.65%

Wired Telecommunications Carriers (1.36%)
Integra Telecom, Inc., Common Stock (3), (5)	1,274,522	6,216,805	1.35%
Integra Telecom, Inc., Warrants (3), (5)	346,939	-	-
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (3), (4), (5)	2,455,500	35,610	0.01%
Total Wired Telecommunications Carriers		6,252,415

Total Equity Securities (Cost $155,194,939)		85,869,885

Total Investments (Cost $507,039,379) (8)		436,416,933

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Continued) (Unaudited)

June 30, 2011

Showing Percentage of Total Cash and Investments of the Company

				Percent of
	Principal		Fair	Cash and
Investment	Amount		Value	Investments

Cash and Cash Equivalents (4.98%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.02%, Collateralized by Federal Home Loan Banks Bonds		$1,295,690	$1,295,690	0.28%
Union Bank of California, Commercial Paper, 0.05%, due 7/1/11		$16,000,000	16,000,000	3.48%
Cash Denominated in Foreign Currencies	CAD	15,078	15,651	-
Cash Denominated in Foreign Currencies		€3,218,679	4,667,728	1.02%
Cash Denominated in Foreign Currencies		£35,597	57,144	0.01%
Cash Held on Account at Various Institutions (9)		$882,387	882,387	0.19%
Total Cash and Cash Equivalents			22,918,600

Total Cash and Investments			$459,335,533	100.00%

Notes to Statement of Investments:

(1)  Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)  Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).

(3)  Non-income producing security.

(4)  Principal amount denominated in foreign currency.  Amortized cost and fair value converted from foreign currency to US dollars.

(5)  Restricted security.

(6)  Investment is not a controlling position.

(7)  Issuer is a controlled company.

(8)  Includes investments with an aggregate market value of $4,942,240 that have been segregated to collateralize certain unfunded commitments.

(9)  Includes $283,050 posted as collateral against currency options written and the forward exchange contract.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $105,770,369 and $109,545,338, respectively.
Aggregate purchases includes investment assets received as payment in-kind. Aggregate sales includes principal paydowns on debt investments.

The total value of restricted securities and bank debt as of June 30, 2011 was $345,012,439, or 75.11% of total cash and investments of the Company.

Swaps and forward contracts at June 30, 2011 were as follows:

Investment	Notional Amount		Fair Value

Euro/US Dollar Cross-Currency Basis Swap, Pay Euros/Receive USD, Expires 5/16/14		$6,040,944	$(414,870)
Foreign Currency Forward Exchange Contract, Sell AUD for Settlement on 8/17/11	AUD	(8,789,736)	$(217,206)

See accompanying notes.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Operations (Unaudited)

Six Months Ended June 30, 2011

Investment income
Interest income:
Unaffiliated issuers	$19,609,932
Affiliates	1,419,553
Dividend income:
Affiliates	12,542,394
Other income:
Unaffiliated issuers	1,418,312
Affiliates	254,403
Total investment income	35,244,594

Operating expenses
Management and advisory fees	3,393,594
Amortization of deferred debt issuance costs	218,335
Interest expense	195,119
Director fees	103,960
Commitment fees	75,821
Insurance expense	55,381
Custody fees	45,836
Other operating expenses	163,258
Total expenses	4,251,304

Net investment income	30,993,290

Net realized and unrealized gain (loss)
Net realized gain:
Investments in affiliates	238,483
Investments in unaffiliated issuers	16,951,296
Net realized gain	17,189,779
Net change in net unrealized appreciation/depreciation	(33,074,076)
Net realized and unrealized loss	(15,884,297)

Dividends paid on Series A preferred equity facility	(751,017)
Net change in accumulated dividends on Series A preferred equity facility	(14,209)
Dividends paid to Series Z preferred shareholders	(752)
Net change in reserve for dividends to Series Z preferred shareholders	27

Net increase in net assets applicable to common shareholders resulting from operations	$14,343,042

See accompanying notes.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets

	Six Months Ended
	June 30,2011	Year Ended
	(Unaudited)	December 31, 2010

Net assets applicable to common shareholders, beginning of period	$264,187,584	$232,879,791

Net investment income	30,993,290	38,906,533
Net realized gain	17,189,779	18,675,609
Net change in unrealized appreciation/depreciation	(33,074,076)	12,945,410
Dividends on Series A preferred equity facility	(751,017)	(1,508,341)
Net change in accumulated dividends on Series A preferred equity facility	(14,209)	(9,532)
Dividends to Series Z preferred shareholders from net investment income	(752)	(3,750)
Net change in reserve for dividends to Series Z preferred shareholders	27	1,864
Net increase in net assets applicable to common shareholders resulting from operations	14,343,042	69,007,793

Distributions to common shareholders from: Net investment income	(15,500,000)	(37,700,000)

Net assets applicable to common shareholders, end of period (including accumulated net investment income of $15,034,578 and $307,266, respectively)	$263,030,626	$264,187,584

See accompanying notes.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Cash Flows

Six Months Ended June 30, 2011

Operating activities
Net increase in net assets applicable to common shareholders resulting from operations	$14,343,042
Adjustments to reconcile net increase in net assets applicable to common shareholders resulting from operations to net cash provided by operating activities
Net realized gain	(17,189,779)
Net change in unrealized appreciation/depreciation	33,143,437
Dividends paid on Series A preferred equity facility	751,017
Dividends paid to Series Z preferred shareholders	752
Net change in accumulated dividends on Series A preferred equity facility	14,209
Net change in reserve for dividends to Series Z preferred shareholders	(27)
Accretion of original issue discount	(619,101)
Net accretion of market discount/premium	(1,627,613)
Accrual of interest and dividend income paid in kind	(3,264,604)
Amortization of deferred debt issuance costs	218,335
Changes in assets and liabilities:
Purchases of investment securities	(102,505,765)
Proceeds from sales, maturities and paydowns of investments	109,545,338
Increase in accrued interest income - unaffiliated issuers	(3,252)
Increase in accrued interest income - affiliates	(264,887)
Decrease in receivable for investments sold	5,207,452
Increase in prepaid expenses and other assets	(1,053,279)
Decrease in payable for investments purchased	(3,369,013)
Decrease in payable to the Investment Manager	(17,305)
Increase in interest payable	17,585
Decrease in accrued expenses and other liabilities	(182,416)
Net cash provided by operating activities	33,144,126

Financing activities
Proceeds from draws on credit facility	68,000,000
Principal repayments on credit facility	(50,000,000)
Redemption of Series Z preferred equity	(23,500)
Dividends paid on Series A preferred equity facility	(751,017)
Distributions paid to common shareholders	(35,200,000)
Dividends paid to Series Z preferred shareholders	(752)
Net cash used in financing activities	(17,975,269)

Net increase in cash and cash equivalents	15,168,857
Cash and cash equivalents at beginning of period	7,749,743
Cash and cash equivalents at end of period	$22,918,600

Supplemental cash flow information
Interest payments	$177,534

See accompanying notes.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited)

June 30, 2011

1.  Organization and Nature of Operations

Special Value Continuation Fund, LLC (the “Company”), a Delaware Limited Liability Company, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).  The Company was established for the purpose of enabling qualified investors to participate indirectly in the investment objectives of Special Value Continuation Partners, LP, a Delaware Limited Partnership (the “Partnership”), of which the Company owns 100% of the common limited partner interests.  The Partnership is also registered as a nondiversified, closed-end management investment company under the 1940 Act.  The Partnership was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities.  The stated objective of the Company is to achieve high total returns while minimizing losses.

The Company has elected to be treated as a regulated investment company (“RIC”) for U.S. federal income tax purposes.  As a RIC, the Company will not be taxed on its income to the extent that it distributes such income each year and satisfies other applicable income tax requirements.  The Partnership has elected to be treated as a partnership for U.S. federal income tax purposes.  Investment operations commenced and initial funding was received on July 31, 2006.

These consolidated financial statements include the accounts of the Company and the Partnership.  All significant intercompany transactions and balances have been eliminated in the consolidation.

The General Partner of the Partnership is SVOF/MM, LLC (“SVOF/MM”).  The managing member of SVOF/MM is Tennenbaum Capital Partners, LLC (“TCP”), which serves as the Investment Manager of both the Company and the Partnership.  Babson Capital Management LLC serves as Co-Manager of both the Company and the Partnership.  Substantially all of the equity interests in the General Partner are owned directly or indirectly by TCP, Babson Capital Management LLC and employees of TCP.

Company management consists of the Investment Manager and the Board of Directors.  Partnership management consists of the General Partner and the Board of Directors.  The Investment Manager and the General Partner direct and execute the day-to-day operations of the Company and the Partnership, respectively, subject to oversight from the respective Board of Directors, which sets the broad policies of the Company and performs certain functions required by the 1940 Act in the case of the Partnership.  The Board of Directors of the Partnership has delegated investment management of the Partnership’s assets to the Investment Manager and the Co-Manager.  Each Board of Directors consists of three persons, two of whom are independent.  If the Company or the Partnership has preferred equity interests outstanding, as each currently does, the holders of the preferred interests voting separately as a class will be entitled to elect two of the Directors.  The remaining directors will be subject to election by holders of the common shares and preferred interests voting together as a single class.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Continued) (Unaudited)

June 30, 2011

1.  Organization and Nature of Operations (continued)

Company Structure

Total capitalization of the consolidated Company is approximately $678.8 million, consisting of approximately $419.0 million of initial contributed common equity, an approximately $9.8 million initial general partner interest (the “GP Interest”) in the Partnership held by SVOF/MM, $134 million of preferred limited partner interests in the Partnership (the “Series A Preferred”), and $116 million under a senior secured revolving credit facility issued by the Partnership (the “Senior Facility”).  The GP Interest in the Partnership is shown as a minority interest in these consolidated financial statements. The contributed common equity, GP Interest, preferred limited interests and the amount drawn under the Senior Facility are used to purchase Partnership investments and to pay certain fees and expenses of the Partnership and the Company.  Most of the cash and investments of the Partnership are included in the collateral for the Senior Facility.

The Company will liquidate and distribute its assets and will be dissolved on June 30, 2016, subject to up to two one-year extensions if requested by the Investment Manager and approved by the outstanding common shares.  The Partnership will liquidate and distribute its assets and will be dissolved on June 30, 2016, subject to up to two one-year extensions if requested by the General Partner and approved by SVCF as the holder of the common limited partner interests in the Partnership.  However, the Operating Agreement and Partnership Agreement will prohibit liquidation of the Company and the Partnership, respectively, prior to June 30, 2016 if the Series A Preferred are not redeemed in full prior to such liquidation.

Preferred Equity Facility

At June 30, 2011, the Partnership had 6,700 Series A preferred limited partner interests (the “Series A Preferred”) issued and outstanding with a liquidation preference of $20,000 per Preferred Limited Interest. The Series A Preferred are redeemable at the option of the Partnership, subject to certain conditions. Additionally, under certain conditions, the Partnership may be required to either redeem certain of the Series A Preferred or repay indebtedness, at the Partnership’s option.  Such conditions would include a failure by the Partnership to maintain adequate collateral as required by its credit facility agreement or by the Statement of Preferences of the Series A Preferred or a failure by the Partnership to maintain sufficient asset coverage as required by the 1940 Act.  As of June 30, 2011, the Partnership was in full compliance with such requirements.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Continued) (Unaudited)

June 30, 2011

1.  Organization and Nature of Operations (continued)

The Series A Preferred accrue dividends at an annual rate equal to LIBOR plus 0.85% or, in the case of any holders of Series A Preferred that are CP Conduits (as defined in the leveraging documents), the higher of (i) LIBOR plus 0.85% or (ii) the CP Conduit’s cost of funds rate plus 0.85%, subject to certain limitations and adjustments.

2.  Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The following is a summary of the significant accounting policies of the Company and the Partnership.

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

Investment Valuation

All of the Company’s investments are generally held by the Partnership. Management values investments held by the Partnership at fair value based upon the principles and methods of valuation set forth in policies adopted by the Partnership’s Board of Directors and in conformity with procedures set forth in the Senior Facility and Statement of Preferences for the Preferred Limited Interest.  Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation. Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers.  Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by one or more independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Partnership, by the Investment Manager.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Continued) (Unaudited)

June 30, 2011

2.  Summary of Significant Accounting Policies (continued)

Fair valuations of investments are determined under guidelines adopted by the Partnership’s Board of Directors, and are subject to their approval. Generally, to increase objectivity in valuing the Partnership’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible. The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future.  The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Company’s assets.

Fair valuations of investments in each asset class are determined using one or more methodologies including the market approach, income approach, or, in the case of recent investments, the cost approach, as appropriate.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets.  The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that may be taken into account include, as relevant:  available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, our principal market and enterprise values, among other factors.

Investments of the Partnership may be categorized based on the types of inputs used in valuing such investments.  The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At June 30, 2011, the investments of the Partnership were categorized as follows:

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Continued) (Unaudited)

June 30, 2011

2.  Summary of Significant Accounting Policies (continued)

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$6,992,831	$4,938,384
2	Other observable market inputs*	42,262,904	128,915,811	-
3	Independent third-party pricing sources that employ significant unobservable inputs	156,666,322	15,646,017	76,376,694
3	Investment Manager valuations with significant unobservable inputs	63,163	-	4,554,807
Total		$198,992,389	$151,554,659	$85,869,885

* For example, quoted prices in inactive markets or quotes for comparable instruments.

Changes in investments categorized as Level 3 during the six months ended June 30, 2011 were as follows:
	Independent Third Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$113,346,599	$49,978,032	$117,368,154
Net realized and unrealized gains (losses)	2,701,002	(8,367,327)	(13,552,994)
Acquisitions	71,478,121	2,486,208	7,726,281
Dispositions	(29,346,369)	(16,585,527)	(34,078,716)
Transfers out of Level 3†	(13,378,400)	-	-
Reclassifications within Level 3‡	11,865,369	(11,865,369)	(1,086,031)
Ending balance	$156,666,322	$15,646,017	$76,376,694

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$2,529,606	$(7,707,609)	$(15,087,218)

† Comprised of one investment that transferred to Level 2 due to increased trading volumes.
‡ Comprised of one investment with a beginning-of-period fair value of $11,865,369 that was reclassified as bank debt and one investment with a beginning-of-period fair value of $1,086,031 that transferred to Investment Manager Valuation.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Continued) (Unaudited)

June 30, 2011

2.  Summary of Significant Accounting Policies (continued)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$63,163	$-	$4,314,940
Net realized and unrealized losses	-	-	(846,164)
Reclassifications within Level 3#	-	-	1,086,031
Ending balance	$63,163	$-	$4,554,807

Net change in unrealized losses during the period on investments still held at period end (included in net realized and unrealized gains, above)	$-	$-	$(846,164)

# Comprised of one investment that transferred to Independent Third Party Valuation.

During the six months ended June 30, 2011, one investment with a beginning-of-period fair value of $3,477,314 transferred from Level 2 to Level 1 following commencement of active trading on a national exchange.

Investment Transactions

The Partnership records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of investments sold.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with brokerage firms and the custodian bank.  Cash equivalents consist of highly liquid investments with an original maturity of three months or less.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Continued) (Unaudited)

June 30, 2011

2.  Summary of Significant Accounting Policies (continued)

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Partnership’s policy that its custodian take possession of the underlying collateral, the fair value of which is required to exceed the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Partnership may be delayed or limited.

Restricted Investments

The Partnership may invest without limitation in instruments that are subject to legal or contractual restrictions on resale. These instruments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is included at the end of the Consolidated Statement of Investments. Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

Foreign Investments

The Partnership may invest in instruments traded in foreign countries and denominated in foreign currencies.  At June 30, 2011, the Partnership held foreign currency denominated investments comprising approximately 5.5% of the Partnership’s total investments. Such positions were converted at the closing rate in effect at June 30, 2011 and reported in U.S. dollars. Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S. dollars on the respective dates of such transactions.  The portion of gains and losses on foreign investments resulting from fluctuations in foreign currencies is included in net realized and unrealized gain or loss from investments.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government.  These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Continued) (Unaudited)

June 30, 2011

2.  Summary of Significant Accounting Policies (continued)

Derivatives

In order to mitigate certain currency exchange and interest rate risks, the Partnership has entered into several swap and option transactions.  All derivatives are recognized as either assets or liabilities in the statement of assets and liabilities. The transactions entered into are accounted for using the mark-to-market method with the resulting change in fair value recognized in earnings for the current period.  Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in interest rates and the value of foreign currency relative to the U.S. dollar.

Gains and losses from derivative transactions during the six months ended June 30, 2011 were included in net realized and unrealized loss on investments in the Statement of Operations as follows:

Instrument	Realized	Unrealized
Cross currency basis swaps	$-	$(434,848)
Forward currency contracts	-	(217,206)
Currency options	(430,004)	266,647

Valuations of all forward contracts and swaps held at June 30, 2011 were determined using observable market inputs other than quoted prices in active markets for identical assets, and accordingly, may be classified as Level 2 in the GAAP valuation hierarchy.

Debt Issuance Costs

Costs of approximately $3.5 million were incurred in connection with placing the Partnership’s Senior Facility. These costs were deferred and are being amortized on a straight-line basis over eight years, the estimated life of the Senior Facility. The impact of utilizing the straight-line amortization method versus the effective-interest method is not material to the operations of the Company or the Partnership.

Purchase Discounts

The majority of the Partnership’s high yield and distressed debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer, as well as general market factors that influence the financial markets as a whole. GAAP generally requires that discounts on the acquisition of corporate (investment grade) bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. However, GAAP also requires the Partnership to consider the collectability of interest when making accruals. Accordingly, when accounting for purchase discounts, the Partnership recognizes discount accretion income when it is probable that such amounts will be collected and when such amounts can be estimated.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Continued) (Unaudited)

June 30, 2011

2.  Summary of Significant Accounting Policies (continued)

Income Taxes

The Company intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. Accordingly, no provision for income taxes is required in the consolidated financial statements.  The Partnership’s income or loss is reported in the partners’ income tax returns.  As of June 30, 2011, all tax years of the Company and the Partnership since January 1, 2007 remain subject to examination by federal tax authorities.  No such examinations are currently pending. Cost of the investments (including derivatives) and unrealized appreciation/depreciation for U.S. federal income tax purposes at June 30, 2011 were as follows:

Unrealized appreciation	$54,802,393
Unrealized depreciation	(126,056,915)
Net unrealized depreciation	(71,254,522)

Cost	$507,039,379

3.  Allocations and Distributions

Common distributions are generally based on the estimated taxable earnings of the Company, and are recorded on the ex-dividend date. Distributions to the common shareholders of the Company are generally based on distributions received from the Partnership, less any Company-level expenses and dividends to Series Z preferred shareholders.

Net income and gains of the Partnership are distributed first to the Company until it has received an 8% annual weighted-average return on its undistributed contributed equity, and then to the General Partner until it has received 20% of all cumulative income and gain distributions.  80% of all remaining net income and gain distributions are allocated to the Company, with the remaining 20% allocated to the General Partner.  Net investment income or loss, realized gain or loss on investments, and appreciation or depreciation on investments for the period are allocated to the Company and the General Partner in a manner consistent with that used to determine distributions.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Continued) (Unaudited)

June 30, 2011

3.  Allocations and Distributions (continued)

The timing of distributions to the Company is determined by the General Partner, which has provided the Investment Manager with certain criteria for such distributions.  The timing and amount to be paid by the Company as a distribution to its shareholders are determined by its Board of Directors, which has provided the Investment Manager with criteria for such distributions. Any net long-term capital gains are distributed at least annually.  As of June 30, 2011, the Company had declared $176,497,000 in distributions to the common shareholders since inception.

The Company’s Series Z preferred share dividend rate is fixed at 8% per annum.

4.  Management and Advisory Fees and Other Expenses

The Investment Manager receives an annual management and advisory fee, payable monthly in arrears, equal to 1.0% of the sum of the maximum amount of the Series A Preferred, the  maximum amount available under the Senior Facility, the initial value of the contributed general partnership equity and the initial value of the contributed common equity, subject to reduction by the amount of the Senior Facility commitment when the Senior Facility is no longer outstanding, and by the amount of the Series A Preferred when less than $1 million in liquidation preference of preferred securities remains outstanding. In addition to the management fee, the General Partner is entitled to a performance allocation as discussed in Note 3, above.  As compensation for its services, the Co-Manager receives a portion of the management fees paid to the Investment Manager. The Co-Manager also receives a portion of any performance allocation paid to the General Partner.

The Company and the Partnership pay all respective expenses incurred in connection with the business of the Company and the Partnership, including fees and expenses of outside contracted services, such as custodian, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments and any other transaction costs associated with the purchase and sale of investments of the Partnership.

5.  Senior Secured Revolving Credit Facility

The Partnership has entered into a credit agreement with certain lenders, which provides for a senior secured revolving credit facility (the “Senior Facility”), pursuant to which amounts may be drawn up to $116 million. The Senior Facility matures July 31, 2014, subject to extension by the lenders at the request of the Partnership for one 12-month period.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Continued) (Unaudited)

June 30, 2011

5.  Senior Secured Revolving Credit Facility (continued)

Advances under the Senior Facility bear interest at LIBOR plus 0.44% per annum, except in the case of loans from CP Conduits, which bear interest at the higher of LIBOR plus 0.44% or the CP Conduit’s cost of funds plus 0.44%, subject to certain limitations. The weighted-average interest rate on outstanding borrowings at June 30, 2011 was 0.63%. In addition to amounts due on outstanding debt, the Senior Facility accrues commitment fees of 0.20% per annum on the unused portion of the Senior Facility, or 0.25% per annum when less than $46.4 million in borrowings are outstanding. The Senior Facility may be terminated, and any outstanding amounts thereunder may become due and payable, should the Partnership fail to satisfy certain financial or other covenants.  As of June 30, 2011, the Partnership was in full compliance with such covenants.

6.  Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Partnership conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the New York area.

In the normal course of business, the Partnership’s investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Partnership’s custodian.  These activities may expose the Company and the Partnership to risk in the event that such parties are unable to fulfill contractual obligations.  Management does not anticipate any material losses from counterparties with whom it conducts business.

Consistent with standard business practice, the Company and the Partnership enter into contracts that contain a variety of indemnifications.  The maximum exposure of the Company and the Partnership under these arrangements is unknown.  However, the Company and the Partnership expect the risk of loss to be remote.

7.  Related Parties

The Company, the Partnership, the Investment Manager, the General Partner and their members and affiliates may be considered related parties.  From time to time, the Partnership advances payments to third parties on behalf of the Company which are reimbursable through deductions from distributions to the Company.  From time to time, the Investment Manager advances payments to third parties on behalf of the Company and the Partnership and receives reimbursement from the Company and the Partnership.  At June 30, 2011, such reimbursable amounts totaled $75,520, as reflected in the Consolidated Statement of Assets and Liabilities.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Continued) (Unaudited)

June 30, 2011

8.  Series Z Preferred Capital

The Company issued, at inception, 47 shares of Series Z preferred interests. The Series Z preferred shares had a liquidation preference of $500 per share plus accumulated but unpaid dividends and paid dividends at an annual rate equal to 8% of the liquidation preference. On May 24, 2011, the Company redeemed all of the outstanding Series Z preferred shares.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2011

9.  Financial Highlights

	Six Months Ended					July 31, 2006
	June 30, 2011	Year Ended December 31,				(Inception) to
	(Unaudited)	2010	2009	2008	2007	December 31, 2006

Per Common Share
Net asset value, beginning of period	$630.59	$555.86	$467.22	$936.95	$1036.13	$1,000.00

Investment operations:
Net investment income	73.96	92.87	42.80	53.75	166.54	48.14
Net realized and unrealized gain (loss)	(37.91)	75.48	86.27	(499.51)	(28.73)	62.27
Distributions to minority interestholder from:
Net investment income	-	-	-	-	(29.74)	(7.98)
Net realized gains	-	-	-	-	(17.76)	(3.39)
Returns of capital	-	-	-	-	(1.30)	-
Net change in undistributed earnings of minority
interest holder	-	-	-	7.52	24.89	(9.10)
Dividends on Series A preferred equity facility	(1.79)	(3.60)	(6.07)	(14.21)	(19.96)	(3.38)
Net change in accumulated dividends on Series A
preferred equity facility	(0.03)	(0.02)	1.92	1.82	0.35	(4.98)
Dividends to Series Z preferred shareholders from:
Net investment income	-	(0.01)	-	(0.01)	-	-
Net change in reserve for dividends to Series Z preferred
shareholders	-	-	-	0.01	-	-

Total from investment operations	34.23	164.72	124.92	(450.63)	94.29	81.58

Distributions to common shareholders from:
Net investment income	(37.00)	(89.99)	(36.28)	(19.10)	(117.36)	(31.90)
Net realized gains	-	-	-	-	(71.03)	(13.55)
Returns of capital	-	-	-	-	(5.08)	-
Total distributions to common shareholders	(37.00)	(89.99)	(36.28)	(19.10)	(193.47)	(45.45)

Net asset value, end of period	$627.82	$630.59	$555.86	$467.22	$936.95	$1,036.13

Return on invested assets (1), (2)	4.6%	20.4%	19.3%	(31.7)%	11.7%	8.4%

Gross return to common shareholders (1)	5.6%	31.4%	27.3%	(49.3)%	11.4%	10.3%
Less: Allocation to General Partner of Special Value
Continuation Partners, LP (1)	0.0%	0.0%	0.0%	0.5%	(2.2)%	(2.1)%
Return to common shareholders (1), (3)	5.6%	31.4%	27.3%	(48.8)%	9.2%	8.2%

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2011

9. Financial Highlights (continued)

	Six Months Ended					July 31, 2006
	June 30, 2011	Year Ended December 31,				(Inception) to
	(Unaudited)	2010	2009	2008	2007	December 31, 2006

Ratios to average common equity:(4), (6)
Net investment income(5)	23.3%	15.5%	8.7%	6.9%	12.8%	10.4%
Expenses	3.2%	3.6%	4.5%	4.5%	4.6%	5.7%
Expenses and General Partner allocation	3.2%	3.6%	4.5%	3.5%	6.9%	7.7%

Ending common shareholder equity	$263,030,626	$264,187,584	$232,879,791	$195,745,577	$392,541,013	$434,092,909
Portfolio turnover rate (1), (7)	24.4%	47.4%	44.2%	33.3%	64.6%	17.3%
Weighted-average debt outstanding	$51,425,414	$31,663,014	$26,882,192	$123,873,973	$162,460,274	$168,292,208
Weighted-average interest rate on debt	0.8%	0.7%	1.0%	3.7%	5.8%	5.8%
Weighted-average number of shares	418,956	418,956	418,956	418,956	418,956	418,956
Average debt per share	$122.75	$75.58	$64.16	$295.67	$387.77	$401.69

Annualized Inception-to-Date Performance Data as of June 30, 2011:

Return on invested assets (2)	4.5%
Internal rate of return (8)	1.3%

(1) Not annualized for periods of less than one year.

(2) Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(3) Returns (net of dividends on the preferred equity facility, allocations to General Partner and fund expenses, including financing costs and management fees)  are calculated on a monthly geometrically linked, time-weighted basis.

(4) Annualized for periods of less than one year, except for allocations to the General Partner.

(5) Net of income and expense allocation to the General Partner.

(6) These ratios include interest expense but do not reflect the effect of dividends on the preferred equity facility.

(7) Excludes securities acquired from Special Value Bond Fund II, LLC and Special Value Absolute Return Fund, LLC at the inception of the Company and the Partnership.

(8) Net of dividends on the preferred equity facility of the Partnership, allocation to the General Partner,and fund expenses, including financing costs and management fees. Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which  the discounted cash flows equal the initial cash outlays. The IRR presented assumes liquidation of the fund at net asset value as of the balance sheet date, and is reduced by the organizational costs that were expensed at the inception of the Company.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Schedule of Changes in Investments in Affiliates (1) (Unaudited)

Six Months Ended June 30, 2011

Security	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period

Anacomp, Inc., Class A Common Stock	$1,086,031	$-	$-	$401,769
EP Management Corporation, Common Stock	40,727,138	-	(8,293,102)	21,732,080
ESP Holdings, Inc., 15% PIK, Preferred Stock	3,005,832	-	-	3,209,725
ESP Holdings, Inc., Common Stock	7,565,535	-	-	6,052,996
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory
Notes, 18% PIK, due 3/31/15	5,321,627	367,192	-	5,688,820
International Wire Group, Inc., Common Stock	43,468,524	-	(12,179,595)	27,969,501
International Wire Group, Inc., Senior Secured Notes, 9.75%,
due 4/15/15	4,040,000	-	(4,200,000)	-
International Wire Group Holdings, Inc., Senior Notes, 11.5% Cash or
12.25% PIK, due 4/15/15	-	20,000,000	-	20,200,000
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16	719,200	-	(26,068)	696,116
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16	723,647	-	(25,508)	701,746
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14	558,944	-	(49,997)	504,351
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15	695,004	-	(44,803)	652,360
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16	849,983	-	(29,949)	823,954
United Air Lines, Inc., Aircraft Secured Mortgage (N659UA), 12%, due 3/28/16	-	5,329,739	(330,256)	5,686,912
United Air Lines, Inc., Aircraft Secured Mortgage (N661UA), 12%, due 5/4/16	-	5,351,577	(249,264)	5,852,352
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)	311,102	26,068	(33,936)	398,102
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)	307,754	25,507	(33,936)	392,129
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA)	375,796	49,997	(32,706)	530,359
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA)	357,648	44,803	(37,980)	491,066
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)	338,830	29,949	(39,846)	428,625
United N659UA-767, LLC (N659UA)	-	1,830,444	(337,356)	1,669,361
United N661UA-767, LLC (N661UA)	-	1,777,781	(276,265)	1,632,891

Note to Schedule of Changes in Investments in Affiliates:

(1) The issuers of the securities listed on this schedule are considered affiliates under the 1940 Act due to the ownership by the Partnership of 5% or more of the issuers' voting securities.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Schedule of Restricted Securities of Unaffiliated Issuers (Unaudited)

June 30, 2011

Investment	Acquisition Date	Cost

AIP/IS Holdings, LLC, Membership Units	Var. 2009 & 2010	$723,914
Alabama Aircraft Industries, Inc., Common Stock	Various 2002	3,550,121
Bally Total Fitness Holdings Corporation, Common Stock	4/30/10	45,186,963
Bally Total Fitness Holdings Corporation, Warrants	4/30/10	-
Constellation Enterprises, LLC, Senior Secured 1st Lien Notes, 10.625%, due 2/1/16	1/20/11	12,322,875
Encompass Digital Media Group, Inc., Common Stock	1/15/10	883,196
GSI Group, Inc., Common Stock	8/20/08	1,267,362
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14	8/20/08	6,210,373
Integra Telecom, Inc., Common Stock	11/19/09	8,433,884
Integra Telecom, Inc., Warrants	11/19/09	19,920
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16	4/9/10	9,619,343
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12	Various 2010	5,430,660
NEF Kamchia Co-Investment Fund, LP Interest	7/31/07	3,367,227
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17	8/29/07	26,162,416
Precision Holdings, LLC, Class C Membership Interests	4/30/10	660
Shop Holding, LLC, Class A Units	6/2/11	462,576
Shop Holdings, LLC, Warrants to Purchase Class A Units	6/2/11	-
STG-Fairway Holdings, LLC, Class A Units	12/30/10	1,100,348

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidating Statement of Assets and Liabilities (Unaudited)

June 30, 2011

	Special Value	Special Value		Special Value
	Continuation	Continuation		Continuation
	Fund, LLC	Partners, LP		Fund, LLC
	Standalone	Standalone	Eliminations	Consolidated
Assets
Investments:
Unaffiliated issuers	$-	$330,701,718	$-	$330,701,718
Investment in subsidiary	262,808,215	-	(262,808,215)	-
Controlled companies	-	401,769	-	401,769
Other affiliates	-	105,313,446	-	105,313,446
Total investments	262,808,215	436,416,933	(262,808,215)	436,416,933

Cash and cash equivalents	-	22,918,600	-	22,918,600
Accrued interest income	-	5,664,408	-	5,664,408
Deferred debt issuance costs	-	1,359,467	-	1,359,467
Receivable for investment securities sold	-	53,772	-	53,772
Prepaid expenses and other assets	278,632	970,091	-	1,248,723
Total assets	263,086,847	467,383,271	(262,808,215)	467,661,903

Liabilities
Credit facility payable	-	68,000,000	-	68,000,000
Payable for investment securities purchased	-	569,103	-	569,103
Management and advisory fees payable	-	565,599	-	565,599
Unrealized depreciation on swaps	-	414,870	-	414,870
Unrealized depreciation on foreign currency forward contract	-	217,206	-	217,206
Interest payable	-	97,187	-	97,187
Payable to the Investment Manager	13,233	62,287	-	75,520
Accrued expenses and other liabilities	42,988	256,726	-	299,714
Total liabilities	56,221	70,182,978	-	70,239,199

Preferred equity facility
Series A preferred limited partner interests	-	134,000,000	-	134,000,000
Accumulated dividends on Series A preferred equity facility	-	392,078	-	392,078
Total preferred limited partner interests	-	134,392,078	-	134,392,078
Net assets	$263,030,626	$262,808,215	$(262,808,215)	$263,030,626

Composition of net assets
Common stock	$419	$-	$-	$419
Additional paid-in capital	364,742,957	358,636,781	(358,636,781)	364,742,957
Distributable earnings	(101,712,750)	(95,828,566)	95,828,566	(101,712,750)
Net assets	$263,030,626	$262,808,215	$(262,808,215)	$263,030,626

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidating Statement of Operations (Unaudited)

Six Months Ended June 30, 2011

	Special Value	Special Value		Special Value
	Continuation	Continuation		Continuation
	Fund, LLC	Partners, LP		Fund, LLC
	Standalone	Standalone	Eliminations	Consolidated
Investment income
Interest income:
Unaffiliated issuers	$-	$19,609,932	$-	$19,609,932
Other affiliates	-	1,419,553	-	1,419,553
Dividend income:
Other affiliates	-	12,542,394	-	12,542,394
Other income:
Unaffiliated issuers	-	1,418,312	-	1,418,312
Other affiliates	-	254,403	-	254,403
Total interest and related investment income	-	35,244,594	-	35,244,594

Operating expenses
Management and advisory fees	-	3,393,594	-	3,393,594
Amortization of deferred debt issuance costs	-	218,335	-	218,335
Interest expense	-	195,119	-	195,119
Director fees	34,653	69,307	-	103,960
Commitment fees	-	75,821	-	75,821
Insurance expense	16,601	38,780	-	55,381
Custody fees	1,750	44,086	-	45,836
Other operating expenses	28,048	135,210	-	163,258
Total expenses	81,052	4,170,252	-	4,251,304

Net investment income	(81,052)	31,074,342	-	30,993,290

Net realized and unrealized gain
Net realized gain:
Investments in affiliates	-	238,483	-	238,483
Investments in unaffiliated issuers	-	16,951,296	-	16,951,296
Net realized gain	-	17,189,779	-	17,189,779
Net change in unrealized appreciation/depreciation	14,424,819	(33,074,076)	(14,424,819)	(33,074,076)
Net realized and unrealized gain	14,424,819	(15,884,297)	(14,424,819)	(15,884,297)

Dividends paid on Series A preferred equity facility	-	(751,017)	-	(751,017)
Net change in accumulated dividends on Series A preferred
equity facility	-	(14,209)	-	(14,209)
Dividends paid to Series Z preferred shareholders	(752)	-	-	(752)
Net change in reserve for dividends to Series Z preferred
shareholders	27	-	-	27

Net increase in net assets resulting from operations	$14,343,042	$14,424,819	$(14,424,819)	$14,343,042

Special Value Continuation Fund, LLC
 (A Delaware Limited Liability Company)

Approval of Investment Management Agreements
(Unaudited)

On May 4, 2011, the Boards of Directors of the Company and the Partnership, including the “non-interested” Directors (the “Independent Directors”), voted to approve the respective Investment Management Agreement and Co-Management Agreement of the Company and the Partnership (each a “Management Agreement” and collectively, the “Management Agreements”) for an additional one-year term.

In considering whether to recommend re-approval of the Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager, the Co-Manager, fund counsel and independent counsel.  The Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following:

(i) The nature, extent and quality of services provided by the Investment Manager and Co-Manager.  The Independent Directors reviewed the services that the Investment Manager and Co-Manager provide to the Company and the Partnership.  The Independent Directors noted the comprehensive range of such services and that the Investment Manager had developed reporting, valuation and other procedures that were customized to the specialized natures of the Company and the Partnership, and that the Investment Manager had expertise in administering such procedures.  In addition, the Independent Directors considered the size, education, background and experience of the Investment Manager’s and Co-Manager’s staff.  They also took into consideration the Investment Manager’s and Co-Manager’s quality of service and noted their longevity in the industry.  Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.  The Independent Directors concluded that the scope of services expected to be provided by the Investment Manager and Co-Manager to the Company and the Partnership and the experience and expertise of the personnel performing such services was consistent with the nature, extent and quality expected of an Investment Manager of investment vehicles such as the Company and the Partnership.

(ii) Investment performance of the Company, the Partnership and the Investment Manager. The Independent Directors reviewed the past investment performance of the Company and the Partnership and other funds for which the Investment Manager provides investment advisory services, both on an absolute basis and as compared to other funds that had invested in similar investments, as well as general market indices, and the Independent Directors noted that the Company and the Partnership had performed satisfactorily.

Special Value Continuation Fund, LLC
 (A Delaware Limited Liability Company)

Approval of Investment Management Agreements
(Unaudited)

(iii) Cost of the services provided and profits realized by the Investment Manager from the relationship with the Company and the Partnership. The Independent Directors considered the cost of the services provided by the Investment Manager.  As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager, the terms of which are summarized in the footnotes to the financial statements included in this report.  The Independent Directors also noted the types of expenses for which the Company and the Partnership on the one hand, or the Investment Manager and Co-Manager on the other, are responsible.  In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by the Investment Manager and by other managers that had somewhat comparable investment programs. The Independent Directors also noted that the compensation provisions had been subject to extensive discussion with several of the large institutional investors in the Company and the Partnership.

The Independent Directors also reviewed information regarding the profitability to the Investment Manager of its relationship with the Company and the Partnership and information on the financial condition of the Investment Manager.  The Independent Directors noted that the Investment Manager and Co-Manager and their affiliates did not receive revenues from any other source, such as brokerage commissions or origination fees, in relation to the Company and the Partnership.  The Independent Directors found that the profits realized by the Investment Manager from its relationship with the Company and the Partnership were reasonable and consistent with the Investment Manager’s fiduciary duties.  The Independent Directors noted that the Co-Manager was unable to provide the Directors with the information requested on the profitability to the Co-Manager of its relationship with the Company and the Partnership.  The Independent Directors also found that the Investment Manager and Co-Manager each had the financial resources necessary to continue to carry out their respective functions.

The Independent Directors concluded that the management and performance fees for the Investment Manager and Co-Manager were reasonable.

(iv) The extent to which economies of scale would be realized as the Company and the Partnership grow and whether fee levels would reflect such economies of scale.  In light of the Company’s and the Partnership’s predetermined sizes and policies of distributing all realized income, the Independent Directors determined that the possibility of economies of scale was not relevant with respect to the current structures of the Company and the Partnership and accordingly did not consider whether fee levels would reflect any economies of scale.

In considering the Management Agreements, no single factor was determinative to the decision of the Directors.  Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously recommended re-approval of each of the Management Agreements.

ITEM 2.	CODE OF ETHICS.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in Semiannual Shareholder Report in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

          (a)               The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely manner.

          (b)                None.

ITEM 12.	EXHIBITS.

          (a)                (1)      Not applicable for filing of Semiannual Reports to Shareholders.

          (a)                (2)       Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

          (a)                (3)       Not applicable.

          (b)                Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Continuation Fund, LLC

By:	/s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: September 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: September 7, 2011

By:	/s/ Paul L. Davis
Name: Paul L. Davis
Title: Chief Financial Officer
Date: September 7, 2011